UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2016

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Investment Portfolios, Core Value Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Investment Portfolios, Core Value Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of 1.70%, and its Service shares returned 1.55%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index, produced a total return of 6.30% for the same period.2

U.S. equities advanced in the face of heightened global and domestic economic concerns, with traditionally defensive, high-yielding issues significantly outperforming their more growth-oriented counterparts. The fund lagged its benchmark, largely due to disappointing stock selections in the financials and industrials sectors, as well as lack of exposure to the utilities sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks, focusing on stocks of large-cap value companies. When choosing stocks, the fund uses a “bottom-up” stock-selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum. The fund typically invests in the stocks of U.S. issuers, and will limit holdings of foreign stocks to 20%.

Stocks Advanced Despite Global Uncertainties

Global and domestic economic developments created a volatile environment for U.S. equity markets during the first six months of 2016. The year started on a negative note with stocks posting sharply negative returns in the face of deteriorating oil prices, disappointing U.S. GDP growth, and renewed concern about the Chinese economy. Investors sought safety in traditionally defensive and higher-yielding areas of the market, a trend reinforced when Federal Reserve Board Chair Janet Yellen warned that global market turbulence could undermine U.S. economic growth.

U.S. stocks broadly recovered from mid-February through late April, bolstered by rising commodity prices and more aggressively accommodative fiscal policies from central banks in Europe and Asia. However, concerns that the United Kingdom might leave the European Union, began to unsettle investors in May. The late June vote to leave the EU prompted a brief but sharp decline in equity prices, with the subsequent recovery concentrated among the more defensive and high-yielding areas of the market, such as the telecommunication services and utilities sectors, while more economically sensitive stocks and most financial companies trailed market averages.

Cyclical Exposure Hampered Fund Performance

Although the fund successfully avoided some of the financials sector’s weakest performers, a variety of financial holdings detracted from returns compared to the benchmark. Notable underperformers included diversified financials, such as Voya Financial; consumer finance companies, such as Synchrony Financial; insurers, such as Prudential Financial; and capital markets companies, such as Morgan Stanley, Charles Schwab, and E*TRADE Financial. While the fund’s performance benefited from an investment in Communications Sales and Leasing, a high-yielding real estate investment trust (REIT), generally underweighted exposure to richly valued REITs further detracted from the fund’s results in the financials sector. Similarly, lack of exposure to richly valued utility stocks undermined relative returns, as did the fund’s lack of investments in industrial machinery companies. Disappointing individual holdings in other areas included agricultural chemical maker CF Industries, pharmacy benefits management company Express Scripts Holdings, and Delta Air Lines.

3

DISCUSSION OF FUND PERFORMANCE (continued)

On a more positive note, strong stock selections in the information technology sector bolstered relative performance. Top performers included semiconductor equipment maker Applied Materials and semiconductor manufacturers Texas Instruments and Microchip Technology, which benefited from the expanding use of semiconductors in the automotive and consumer products industries. Database software developer Oracle produced strong earnings as the company migrated services to the cloud, while communications equipment maker Cisco Systems entered a positive phase of its product cycle. The fund further enhanced returns with overweighted exposure to the telecommunications services sector, particularly AT&T, one of the sector’s leading performers over the first half of 2016. In the health care sector, successful stock selections included medical equipment maker Boston Scientific, health plan provider UnitedHealth Group and an underweight in pharmaceutical developer Allergan. Other strong performers included energy companies Occidental Petroleum and EOG Resources, and construction materials producer Vulcan Materials.

Seeking Attractive Valuations With Growth Potential

Although some investors remain preoccupied with the uncertain global consequences of the Brexit, we have remained focused on strong U.S. economic fundamentals and our expectations of continued domestic growth. Therefore, as of the end of the reporting period, we have avoided many of the richly valued, high-yielding stocks that led the market’s recent advance, instead emphasizing companies with attractive valuations and strong growth potential. We have found a relatively large number of such investment opportunities among the materials, information technology, and consumer discretionary sectors, but relatively few in the utilities, industrials, and consumer staples sectors.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Core Value Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.42	$6.66
Ending value (after expenses)	$1,017.00	$1,015.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.42	$6.67
Ending value (after expenses)	$1,019.49	$1,018.25

† Expenses are equal to the fund’s annualized expense ratio of 1.08% for Initial shares and 1.33% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 100.0%	Shares		Value ($)
Banks - 9.5%
BB&T	6,159		219,322
Citigroup	10,541		446,833
Comerica	3,328		136,881
JPMorgan Chase & Co.	22,189		1,378,825
PNC Financial Services Group	4,196		341,512
SunTrust Banks	7,514		308,675
			2,832,048
Capital Goods - 7.0%
Honeywell International	3,882		451,554
Northrop Grumman	1,314		292,076
Raytheon	6,487		881,908
United Technologies	4,444		455,732
			2,081,270
Consumer Services - .9%
Carnival	6,136		271,211
Diversified Financials - 10.8%
Capital One Financial	6,351		403,352
Charles Schwab	15,000		379,650
E*TRADE Financial	15,436	[a]	362,592
Goldman Sachs Group	3,751		557,324
Morgan Stanley	18,893		490,840
Raymond James Financial	4,247		209,377
Synchrony Financial	18,094	[a]	457,416
Voya Financial	14,369		355,776
			3,216,327
Energy - 15.1%
EOG Resources	10,716		893,929
Halliburton	8,354		378,353
Hess	8,723		524,252
Occidental Petroleum	19,052		1,439,569
Phillips 66	6,450	[b]	511,743
Pioneer Natural Resources	2,891		437,148
Schlumberger	3,910		309,203
			4,494,197
Food, Beverage & Tobacco - 8.4%
Archer-Daniels-Midland	5,361		229,933
Coca-Cola	11,937		541,104

6

Common Stocks - 100.0% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.4% (continued)
ConAgra Foods	9,724		464,904
Kellogg	3,808		310,923
Molson Coors Brewing, Cl. B	5,948		601,521
Mondelez International, Cl. A	4,715		214,580
PepsiCo	1,388		147,045
			2,510,010
Health Care Equipment & Services - 4.6%
Abbott Laboratories	5,692		223,753
Boston Scientific	17,749	[a]	414,794
Express Scripts Holding	2,012	[a]	152,510
UnitedHealth Group	4,106		579,767
			1,370,824
Insurance - 6.5%
Allstate	5,568		389,482
Chubb	3,627		474,085
FNF Group	4,152	[b]	155,700
Hartford Financial Services Group	6,688		296,813
Prudential Financial	8,853		631,573
			1,947,653
Materials - 5.9%
CF Industries Holdings	11,422		275,270
Dow Chemical	4,394		218,426
Martin Marietta Materials	1,224		235,008
Packaging Corporation of America	5,544		371,060
Vulcan Materials	5,481		659,693
			1,759,457
Media - 5.4%
CBS, Cl. B	3,805		207,144
Charter Communications, Cl. A	779	[a]	178,207
Interpublic Group of Companies	6,348		146,639
Omnicom Group	5,198		423,585
Time Warner	7,090		521,399
Viacom, Cl. B	3,408		141,330
			1,618,304
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Bristol-Myers Squibb	3,090		227,270
Eli Lilly & Co.	3,071		241,841
Merck & Co.	10,017		577,079

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.0% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 6.9% (continued)
Pfizer	28,354		998,344
			2,044,534
Real Estate - 1.2%
Communications Sales & Leasing	12,426	[c]	359,111
Retailing - 1.0%
Staples	33,792		291,287
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials	28,720		688,418
Microchip Technology	11,355	[b]	576,380
Texas Instruments	6,300		394,695
			1,659,493
Software & Services - 3.1%
Alphabet, Cl. A	411	[a]	289,151
Citrix Systems	1,792	[a]	143,521
Oracle	11,931		488,336
			921,008
Technology Hardware & Equipment - 3.8%
Cisco Systems	31,291		897,739
Corning	11,042		226,140
			1,123,879
Telecommunication Services - 2.9%
AT&T	19,855		857,935
Transportation - 1.4%
Delta Air Lines	11,631		423,717
Total Common Stocks (cost $26,302,980)			29,782,265
Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $724,495)	724,495	[d]	724,495
Total Investments (cost $27,027,475)	102.4%		30,506,760
Liabilities, Less Cash and Receivables	(2.4%)		(723,094)
Net Assets	100.0%		29,783,666

aNon-income producing security.
b Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $1,236,461 and the value of the collateral held by the fund was $1,248,857, consisting of cash collateral of $724,495 and U.S. Government & Agency securities valued at $524,362.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Energy	15.1
Diversified Financials	10.8
Banks	9.5
Food, Beverage & Tobacco	8.4
Capital Goods	7.0
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Insurance	6.5
Materials	5.9
Semiconductors & Semiconductor Equipment	5.6
Media	5.4
Health Care Equipment & Services	4.6
Technology Hardware & Equipment	3.8
Software & Services	3.1
Telecommunication Services	2.9
Money Market Investment	2.4
Transportation	1.4
Real Estate	1.2
Retailing	1.0
Consumer Services	.9
102.4

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,236,461)—Note 1(b):
Unaffiliated issuers	26,302,980	29,782,265
Affiliated issuers	724,495	724,495
Receivable for investment securities sold		136,911
Dividends and securities lending income receivable		55,577
Prepaid expenses		177
		30,699,425
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		29,683
Cash overdraft due to Custodian		28,159
Liability for securities on loan—Note 1(b)		724,495
Payable for investment securities purchased		86,828
Payable for shares of Beneficial Interest redeemed		19,984
Accrued expenses		26,610
		915,759
Net Assets ($)		29,783,666
Composition of Net Assets ($):
Paid-in capital		26,598,386
Accumulated undistributed investment income—net		183,190
Accumulated net realized gain (loss) on investments		(477,195)
Accumulated net unrealized appreciation (depreciation) on investments		3,479,285
Net Assets ($)		29,783,666

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	19,050,588	10,733,078
Shares Outstanding	1,260,822	704,102
Net Asset Value Per Share ($)	15.11	15.24

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	351,303
Affiliated issuers	114
Income from securities lending—Note 1(b)	1,066
Total Income	352,483
Expenses:
Management fee—Note 3(a)	108,051
Professional fees	24,674
Distribution fees—Note 3(b)	13,015
Custodian fees—Note 3(b)	6,758
Prospectus and shareholders’ reports	3,253
Trustees’ fees and expenses—Note 3(c)	2,611
Loan commitment fees—Note 2	183
Shareholder servicing costs—Note 3(b)	88
Registration fees	53
Miscellaneous	9,386
Total Expenses	168,072
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	168,069
Investment Income—Net	184,414
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(246,277)
Net unrealized appreciation (depreciation) on investments	539,256
Net Realized and Unrealized Gain (Loss) on Investments	292,979
Net Increase in Net Assets Resulting from Operations	477,393

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	184,414	268,663
Net realized gain (loss) on investments	(246,277)	4,043,371
Net unrealized appreciation (depreciation) on investments	539,256	(4,940,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	477,393	(628,795)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(191,807)	(171,896)
Service Shares	(77,183)	(67,061)
Net realized gain on investments:
Initial Shares	(2,717,751)	(2,336,587)
Service Shares	(1,526,398)	(1,374,475)
Total Dividends	(4,513,139)	(3,950,019)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	435,162	2,070,552
Service Shares	132,021	405,935
Dividends reinvested:
Initial Shares	2,909,558	2,508,483
Service Shares	1,603,581	1,441,536
Cost of shares redeemed:
Initial Shares	(919,412)	(4,124,702)
Service Shares	(484,294)	(2,381,881)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,676,616	(80,077)
Total Increase (Decrease) in Net Assets	(359,130)	(4,658,891)
Net Assets ($):
Beginning of Period	30,142,796	34,801,687
End of Period	29,783,666	30,142,796
Undistributed investment income—net	183,190	267,766
Capital Share Transactions (Shares):
Initial Shares
Shares sold	27,461	113,108
Shares issued for dividends reinvested	201,075	137,980
Shares redeemed	(58,815)	(221,497)
Net Increase (Decrease) in Shares Outstanding	169,721	29,591
Service Shares
Shares sold	8,444	21,583
Shares issued for dividends reinvested	109,759	78,686
Shares redeemed	(31,031)	(126,233)
Net Increase (Decrease) in Shares Outstanding	87,172	(25,964)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Initial Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.61	20.38	19.43	14.28	12.17	13.06
Investment Operations:
Investment income—net[a]	.11	.17	.15	.16	.19	.11
Net realized and unrealized gain (loss) on investments	.07	(.55)	1.78	5.20	2.04	(.85)
Total from Investment Operations	.18	(.38)	1.93	5.36	2.23	(.74)
Distributions:
Dividends from investment income—net	(.18)	(.16)	(.18)	(.21)	(.12)	(.15)
Dividends from net realized gain on investments	(2.50)	(2.23)	(.80)	—	—	—
Total Distributions	(2.68)	(2.39)	(.98)	(.21)	(.12)	(.15)
Net asset value, end of period	15.11	17.61	20.38	19.43	14.28	12.17
Total Return (%)	1.70[b]	(2.22)	10.31	37.87	18.34	(5.82)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[c]	1.07	1.03	1.02	1.05	1.02
Ratio of net expenses to average net assets	1.08[c]	1.07	1.03	.99	.80	.94
Ratio of net investment income to average net assets	1.37[c]	.92	.79	.95	1.43	.86
Portfolio Turnover Rate	34.86[b]	105.48	66.78	65.33	67.59	83.87
Net Assets, end of period ($ x 1,000)	19,051	19,216	21,637	20,605	16,630	15,421

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Service Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.71	20.48	19.51	14.34	12.23	13.12
Investment Operations:
Investment income—net[a]	.09	.12	.11	.12	.16	.08
Net realized and unrealized gain (loss) on investments	.07	(.55)	1.79	5.22	2.04	(.86)
Total from Investment Operations	.16	(.43)	1.90	5.34	2.20	(.78)
Distributions:
Dividends from investment income—net	(.13)	(.11)	(.13)	(.17)	(.09)	(.11)
Dividends from net realized gain on investments	(2.50)	(2.23)	(.80)	—	—	—
Total Distributions	(2.63)	(2.34)	(.93)	(.17)	(.09)	(.11)
Net asset value, end of period	15.24	17.71	20.48	19.51	14.34	12.23
Total Return (%)	1.55[b]	(2.50)	10.09	37.52	18.02	(6.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.33[c]	1.32	1.28	1.27	1.30	1.27
Ratio of net expenses to average net assets	1.33[c]	1.32	1.28	1.24	1.05	1.19
Ratio of net investment income to average net assets	1.12[c]	.67	.54	.70	1.17	.59
Portfolio Turnover Rate	34.86[b]	105.48	66.78	65.33	67.59	83.87
Net Assets, end of period ($ x 1,000)	10,733	10,927	13,165	15,451	12,560	12,875

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Core Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	29,782,265	-	-	29,782,265
Mutual Funds	724,495	-	-	724,495

† See Statement of Investments for additional detailed categorizations.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $298 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

18

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	319,117	3,248,018	2,842,640	724,495	2.4
Dreyfus Institutional Preferred Plus Money Market Fund	32,833	2,629,648	2,662,481	-	-
Total	351,950	5,877,666	5,505,121	724,495	2.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $952,052 and long-term capital gains $2,997,967. The tax character of current year distributions will be determined at the end of the current fiscal year.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $13,015 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $57 for transfer agency services and $7 for cash management

20

services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $6,758 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,422, Distribution Plan fees $2,221, custodian fees $4,200, Chief Compliance Officer fees $4,812 and transfer agency fees $28.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $10,230,610 and $10,910,493, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $3,479,285, consisting of $4,360,862 gross unrealized appreciation and $881,577 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

For More Information

Dreyfus Investment Portfolios, Core Value Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0172SA0616

Dreyfus Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, MidCap Stock Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, and Ronald P. Gala, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of 3.92%, and its Service shares produced a total return of 3.75%.1 In comparison, the fund’s benchmark, the Standard & Poor’s MidCap 400® Index (the “S&P 400 Index”), produced a total return of 7.93% for the same period.2

MidCap stocks posted relatively strong total returns, on average, over the first half of 2016 amid heightened market volatility sparked by global and domestic economic uncertainty. The fund produced lower returns than its benchmark, mainly due to security selection shortfalls in the energy, industrials, and consumer staples sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate, as represented by the S&P 400 Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Mildly Positive Returns Masked Heightened Volatility

Mid-cap stocks generally proved volatile over the first half of 2016 as investor sentiment vacillated between concerns about the global economy and optimism regarding generally solid U.S. business fundamentals. In January 2016, disappointing economic data in China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s troubles on the United States. In addition, U.S. investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks declined particularly sharply at the start of the year.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring after the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although disappointing monthly job data in the United States and a vote in the United Kingdom to exit the European Union introduced renewed market turmoil in June, U.S. markets bounced back quickly, and the S&P 400 Index ended the reporting period with a higher total return than small- and large-cap stocks.

Stock Selection Dampened Relative Results

While the fund participated significantly in the mid-cap stock market’s gains, its results compared to its benchmark were constrained over the last four months of the reporting period. In addition, relative performance was undercut by the fund’s stock selections in the energy sector, where oil refiners struggled with a challenging environment for refining margins. Other securities in the oil, gas, and consumable fuels industry also weighed on the fund’s relative performance.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In the industrials sector, overweighted exposure to airlines hurt relative results when the entire industry group underperformed our expectations. Jet Blue Airways and Alaska Air Group were hit hard in this environment, and the latter airline also encountered tepid investor response to its acquisition of Virgin America. Among consumer staples companies, the fund’s holdings in the food and staples retailing industry fared relatively poorly. For example, grocery distributor SUPERVALU was hurt by persistently weak sales over the first half of the year. Among individual stocks in other areas, information technology company Nuance Communications, which develops voice recognition software, lost value after reporting disappointing sales for the second quarter and lowering 2016 full-year sales guidance.

On a more positive note, the fund achieved relatively strong results in the materials sector, where overweighted exposure to metals-and-mining companies bolstered returns. Metals service center operator Reliance Steel & Aluminum posted better-than-expected results both times it reported earnings during the period. In other areas, electric utility Westar Energy advanced after receiving a takeover offer at a premium to its stock price at the time. Weakness in the consumer staples sector was partly offset by gains posted by food additives specialist Ingredion, which twice reported better-than-expected quarterly earnings and raised its earnings forecast.

Companies With Solid Fundamentals

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s MidCap 400® Index is a widely accepted, unmanaged total return index measuring the performance of the midsized-company segment of the U.S. market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.31	$ 5.57
Ending value (after expenses)	$1,039.20	$1,037.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.27	$ 5.52
Ending value (after expenses)	$1,020.64	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial shares and 1.10% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Banks - 4.5%
Associated Banc-Corp	99,835		1,712,170
BancorpSouth	74,090		1,681,102
Cathay General Bancorp	69,785		1,967,937
Commerce Bancshares	4,960		237,584
East West Bancorp	15,555		531,670
First Horizon National	31,640		435,999
Synovus Financial	41,500		1,203,085
			7,769,547
Capital Goods - 10.3%
Allison Transmission Holdings	6,160		173,897
BWX Technologies	60,550		2,165,873
GATX	36,795	[a]	1,617,876
HD Supply Holdings	60,955	[b]	2,122,453
Huntington Ingalls Industries	4,305		723,369
KBR	58,035		768,383
Lennox International	20,025		2,855,565
Owens Corning	34,180		1,760,954
Spirit AeroSystems Holdings, Cl. A	44,305	[b]	1,905,115
Wabtec	24,880	[a]	1,747,322
Woodward	31,350		1,807,014
			17,647,821
Commercial & Professional Services - 1.2%
Deluxe	29,910		1,985,127
Consumer Durables & Apparel - 5.0%
Brunswick	55,730		2,525,684
NVR	1,630	[b]	2,901,954
Tempur Sealy International	42,440	[a,b]	2,347,781
TRI Pointe Group	59,135	[b]	698,976
			8,474,395
Consumer Services - 2.4%
Brinker International	40,100		1,825,753
Darden Restaurants	31,965		2,024,663
Wyndham Worldwide	4,580	[a]	326,233
			4,176,649
Diversified Financials - 3.0%
Affiliated Managers Group	11,520	[b]	1,621,670
CBOE Holdings	11,375		757,803

6

Common Stocks - 99.7% (continued)	Shares		Value ($)
Diversified Financials - 3.0% (continued)
SEI Investments	57,420		2,762,476
			5,141,949
Energy - 5.0%
Dril-Quip	36,420	[b]	2,128,021
HollyFrontier	54,130		1,286,670
Oceaneering International	35,005		1,045,249
Tesoro	8,285		620,712
Western Refining	40,700	[a]	839,641
World Fuel Services	56,270		2,672,262
			8,592,555
Food & Staples Retailing - 1.5%
Sprouts Farmers Markets	111,610	[a,b]	2,555,869
Food, Beverage & Tobacco - 4.8%
Boston Beer, Cl. A	12,765	[a,b]	2,183,198
Dean Foods	136,730		2,473,446
Ingredion	27,910		3,611,833
			8,268,477
Health Care Equipment & Services - 5.2%
Allscripts Healthcare Solutions	182,650	[a,b]	2,319,655
Hologic	70,325	[b]	2,433,245
Teleflex	18,985		3,366,230
Tenet Healthcare	9,000	[b]	248,760
VCA	9,065	[b]	612,885
			8,980,775
Insurance - 6.6%
American Financial Group	4,155		307,179
Aspen Insurance Holdings	20,750		962,385
CNO Financial Group	137,130		2,394,290
First American Financial	4,330		174,153
Old Republic International	108,270		2,088,528
Primerica	31,625	[a]	1,810,215
Reinsurance Group of America	13,015		1,262,325
The Hanover Insurance Group	26,445		2,237,776
			11,236,851
Materials - 6.3%
Bemis	15,530		799,640
Cabot	54,605		2,493,264
PolyOne	34,805		1,226,528
Reliance Steel & Aluminum	41,040		3,155,976

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Materials - 6.3% (continued)
Steel Dynamics	55,055		1,348,848
Worthington Industries	39,975		1,690,942
			10,715,198
Media - .9%
New York Times, Cl. A	123,425		1,493,442
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
Agilent Technologies	19,260		854,374
Charles River Laboratories International	31,000	[b]	2,555,640
Mettler-Toledo International	9,440	[b]	3,444,845
United Therapeutics	1,175	[b]	124,456
			6,979,315
Real Estate - 10.3%
General Growth Properties	72,075	[c]	2,149,276
Hospitality Properties Trust	92,915	[c]	2,675,952
Kilroy Realty	20,475	[c]	1,357,288
Lamar Advertising, Cl. A	45,355	[c]	3,007,036
Tanger Factory Outlet Centers	66,070	[c]	2,654,693
Taubman Centers	36,895	[c]	2,737,609
Weingarten Realty Investors	76,180	[c]	3,109,668
			17,691,522
Retailing - 4.2%
American Eagle Outfitters	163,000	[a]	2,596,590
Big Lots	52,340		2,622,757
Foot Locker	30,550		1,675,973
GNC Holdings, Cl. A	14,830		360,221
			7,255,541
Semiconductors & Semiconductor Equipment - .2%
Integrated Device Technology	13,625	[b]	274,271
Software & Services - 10.4%
Acxiom	42,690	[b]	938,753
ANSYS	6,445	[b]	584,884
Citrix Systems	28,685	[b]	2,297,382
Convergys	53,815	[a]	1,345,375
CoreLogic	48,810	[b]	1,878,209
DST Systems	6,274		730,482
Leidos Holdings	45,500		2,178,085
Manhattan Associates	32,740	b	2,099,616
Mentor Graphics	118,220		2,513,357
NeuStar, Cl. A	50,650	[a,b]	1,190,782

8

Common Stocks - 99.7% (continued)	Shares		Value ($)
Software & Services - 10.4% (continued)
Nuance Communications	129,535	[b]	2,024,632
			17,781,557
Technology Hardware & Equipment - 5.2%
Arrow Electronics	19,975	[b]	1,236,453
Belden	6,200		374,294
Ciena	132,510	[b]	2,484,562
Ingram Micro, Cl. A	37,295		1,297,120
InterDigital	16,820		936,538
NCR	93,865	[b]	2,606,631
			8,935,598
Telecommunication Services - .6%
CenturyLink	34,705	[a]	1,006,792
Transportation - 2.5%
Alaska Air Group	37,370	[a]	2,178,297
JetBlue Airways	131,750	[b]	2,181,780
			4,360,077
Utilities - 5.5%
FirstEnergy	64,005		2,234,415
Great Plains Energy	86,820		2,639,328
NiSource	63,040		1,671,821
Westar Energy	52,690		2,955,382
			9,500,946
Total Common Stocks (cost $157,851,548)			170,824,274
Other Investment - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $645,866)	645,866	[d]	645,866
Investment of Cash Collateral for Securities Loaned - 5.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $9,190,617)	9,190,617	[d]	9,190,617
Total Investments (cost $167,688,031)	105.4%		180,660,757
Liabilities, Less Cash and Receivables	(5.4%)		(9,297,153)
Net Assets	100.0%		171,363,604

aSecurity, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $17,164,519 and the value of the collateral held by the fund was $17,388,406, consisting of cash collateral of $9,190,617 and U.S. Government & Agency securities valued at $8,197,789.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.4
Capital Goods	10.3
Real Estate	10.3
Insurance	6.6
Materials	6.3
Money Market Investments	5.7
Utilities	5.5
Health Care Equipment & Services	5.2
Technology Hardware & Equipment	5.2
Consumer Durables & Apparel	5.0
Energy	5.0
Food, Beverage & Tobacco	4.8
Banks	4.5
Retailing	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Diversified Financials	3.0
Transportation	2.5
Consumer Services	2.4
Food & Staples Retailing	1.5
Commercial & Professional Services	1.2
Media	.9
Telecommunication Services	.6
Semiconductors & Semiconductor Equipment	.2
105.4

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,164,519)—Note 1(b):
Unaffiliated issuers	157,851,548	170,824,274
Affiliated issuers	9,836,483	9,836,483
Cash		79,957
Dividends and securities lending income receivable		94,067
Prepaid expenses		1,900
		180,836,681
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		129,301
Liability for securities on loan—Note 1(b)		9,190,617
Payable for shares of Beneficial Interest redeemed		112,868
Accrued expenses		40,291
		9,473,077
Net Assets ($)		171,363,604
Composition of Net Assets ($):
Paid-in capital		157,550,231
Accumulated undistributed investment income—net		601,243
Accumulated net realized gain (loss) on investments		239,404
Accumulated net unrealized appreciation (depreciation) on investments		12,972,726
Net Assets ($)		171,363,604

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	115,039,203	56,324,401
Shares Outstanding	6,364,495	3,125,660
Net Asset Value Per Share ($)	18.08	18.02

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,298,070
Affiliated issuers	1,816
Income from securities lending—Note 1(b)	22,882
Total Income	1,322,768
Expenses:
Management fee—Note 3(a)	618,763
Distribution fees—Note 3(b)	63,977
Professional fees	30,730
Trustees’ fees and expenses—Note 3(c)	23,307
Custodian fees—Note 3(b)	15,147
Prospectus and shareholders’ reports	4,458
Shareholder servicing costs—Note 3(b)	937
Loan commitment fees—Note 2	1
Miscellaneous	6,935
Total Expenses	764,255
Less—reduction in fees due to earnings credits—Note 3(b)	(25)
Net Expenses	764,230
Investment Income—Net	558,538
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	333,535
Net unrealized appreciation (depreciation) on investments	4,927,603
Net Realized and Unrealized Gain (Loss) on Investments	5,261,138
Net Increase in Net Assets Resulting from Operations	5,819,676

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	558,538	1,682,208
Net realized gain (loss) on investments	333,535	11,812,133
Net unrealized appreciation (depreciation) on investments	4,927,603	(17,983,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,819,676	(4,488,768)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,238,123)	(944,587)
Service Shares	(437,208)	(179,129)
Net realized gain on investments:
Initial Shares	(8,219,760)	(24,657,461)
Service Shares	(3,656,285)	(6,393,134)
Total Dividends	(13,551,376)	(32,174,311)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,311,910	9,905,018
Service Shares	8,498,546	28,104,037
Dividends reinvested:
Initial Shares	9,457,883	25,602,048
Service Shares	4,093,493	6,572,263
Cost of shares redeemed:
Initial Shares	(16,489,682)	(44,189,452)
Service Shares	(3,494,439)	(12,307,883)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,377,711	13,686,031
Total Increase (Decrease) in Net Assets	(1,353,989)	(22,977,048)
Net Assets ($):
Beginning of Period	172,717,593	195,694,641
End of Period	171,363,604	172,717,593
Undistributed investment income—net	601,243	1,718,036
Capital Share Transactions (Shares):
Initial Shares
Shares sold	236,041	482,702
Shares issued for dividends reinvested	537,991	1,278,824
Shares redeemed	(919,418)	(2,221,204)
Net Increase (Decrease) in Shares Outstanding	(145,386)	(459,678)
Service Shares
Shares sold	472,154	1,364,856
Shares issued for dividends reinvested	233,381	328,942
Shares redeemed	(195,009)	(611,910)
Net Increase (Decrease) in Shares Outstanding	510,526	1,081,888

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2016 (Unaudited)

		Year Ended December 31,
Initial Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.95	23.03	20.87	15.68	13.16	13.17
Investment Operations:
Investment income—net[a]	.07	.18	.14	.20	.23	.06
Net realized and unrealized gain (loss) on investments	.63	(.50)	2.35	5.24	2.36	.00[b]
Total from Investment Operations	.70	(.32)	2.49	5.44	2.59	.06
Distributions:
Dividends from investment income—net	(.21)	(.14)	(.21)	(.25)	(.07)	(.07)
Dividends from net realized gain on investments	(1.36)	(3.62)	(.12)	-	-	-
Total Distributions	(1.57)	(3.76)	(.33)	(.25)	(.07)	(.07)
Net asset value, end of period	18.08	18.95	23.03	20.87	15.68	13.16
Total Return (%)	3.92[c]	(2.29)	12.09	34.99	19.67	.40
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.85[d]	.85	.85	.86	.85	.86
Ratio of net expenses to average net assets	.85[d]	.85	.85	.86	.85	.86
Ratio of net investment income to average net assets	.75[d]	.89	.64	1.11	1.58	.50
Portfolio Turnover Rate	40.25[c]	80.27	83.06	68.72	73.96	81.48
Net Assets, end of period ($ x 1,000)	115,039	123,354	160,482	158,682	128,410	123,187

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

14

	Six Months Ended June 30, 2016 (Unaudited)

		Year Ended December 31,
Service Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.88	22.97	20.83	15.65	13.14	13.16
Investment Operations:
Investment income—net[a]	.05	.15	.09	.16	.19	.02
Net realized and unrealized gain (loss) on investments	.61	(.52)	2.34	5.23	2.35	.01
Total from Investment Operations	.66	(.37)	2.43	5.39	2.54	.03
Distributions:
Dividends from investment income—net	(.16)	(.10)	(.17)	(.21)	(.03)	(.05)
Dividends from net realized gain on investments	(1.36)	(3.62)	(.12)	-	-	-
Total Distributions	(1.52)	(3.72)	(.29)	(.21)	(.03)	(.05)
Net asset value, end of period	18.02	18.88	22.97	20.83	15.65	13.14
Total Return (%)	3.75[b]	(2.52)	11.76	34.70	19.34	.20
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.10	1.10	1.11	1.10	1.11
Ratio of net expenses to average net assets	1.10[c]	1.10	1.10	1.11	1.10	1.11
Ratio of net investment income to average net assets	.52[c]	.72	.40	.86	1.32	.18
Portfolio Turnover Rate	40.25[b]	80.27	83.06	68.72	73.96	81.48
Net Assets, end of period ($ x 1,000)	56,324	49,363	35,213	23,838	17,836	17,050

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

18

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities- Domestic Common Stocks†	170,824,274	-	-	170,824,274
Mutual Funds	9,836,483	-	-	9,836,483

† See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $6,709 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	2,401,926	74,392,819	67,604,128	9,190,617	5.3
Dreyfus Institutional Preferred Plus Money Market Fund	458,721	15,964,167	15,777,022	645,866.4
Total	2,860,647	90,356,986	83,381,150	9,836,483	5.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $8,873,053

20

and long-term capital gains $23,301,258. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $63,977 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $859 for transfer agency services and $53 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $25.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $15,147 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,617, Distribution Plan fees $11,462, custodian fees $7,203, Chief Compliance Officer fees $4,812 and transfer agency fees $207.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $67,300,933 and $73,633,278, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $12,972,726, consisting of $22,674,599 gross unrealized appreciation and $9,701,873 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Investment Portfolios, MidCap Stock Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0174SA0616

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through June 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 5.95%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600® Index (the “S&P 600 Index”), produced a 6.23% total return for the same period.2,3

Small-cap stocks posted solidly positive total returns over the first half of 2016, masking heightened market volatility. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the S&P 600 Index. To pursue its goal, the fund invests in a representative sample of stocks included in the S&P 600 Index, and in futures whose performance is tied to the S&P 600 Index. The fund’s investments are selected by a “sampling” process based on market capitalization, industry representation, and other fundamental benchmark characteristics. The fund expects to invest in approximately 500 or more of the stocks in the S&P 600 Index.

Risk Aversion Dominated the U.S. Stock Market

U.S. stocks generally proved volatile over the first half of 2016 as investors grew more averse to risks in the face of several global economic headwinds. In January 2016, disappointing economic data in China sparked sharp declines in commodity prices, and investors grew concerned about the potential impact of China’s troubles on the United States. Moreover, U.S. investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks fell precipitously at the start of the year.

The market’s slide continued into February, but relatively strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring after the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a vote in the United Kingdom to leave the European Union introduced renewed market turmoil toward the end of June, U.S. markets bounced back quickly, and the S&P 600 Index ended the reporting period with a solidly positive total return.

Small-cap stocks generally produced higher returns than their large-cap counterparts over the reporting period, in part due to their relative lack of exposure to macroeconomic challenges in overseas markets.

Domestically Focused Sectors Led the Market’s Advance

Despite the S&P 600 Index’s positive total return over the first half of 2016, investors generally remained cautious, focusing on companies and industry groups that derive most of their revenues from customers within the United States.

The industrials sector proved to be the best-performing segment of the S&P 600 Index for the reporting period overall. Investors were particularly attracted to companies that benefited from the ongoing domestic economic recovery. Commercial services providers and industrial suppliers encountered greater customer demand as employment trends continued to improve. Machinery companies benefited from passage of a federal highway bill. In addition, low energy and building materials costs helped boost many industrial companies’ profit margins.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In the information technology sector, the rapid evolution of smartphones resulted in favorable business conditions for providers of electronic equipment and components. For example, new flat-screen display technologies have been met with robust demand, and more carmakers are incorporating semiconductors, screens, and other electronic components in their vehicles. Likewise, the trend toward cloud computing and fiber optics helped a number of communications equipment producers during the reporting period. Finally, the dividend-paying utilities sector benefited from investors’ search for competitive levels of current income in a historically low interest-rate environment, and many electric utilities reported higher revenues and earnings.

On the other hand, investors’ risk-averse investment postures undermined the health care sector, where biotechnology developers were hit hard by stagnant growth and pricing pressures, and pharmaceutical companies struggled with slowing new-product pipelines and increased competition in the sale of generic drugs. Although much of the energy sector fared well amid rebounding commodity prices, some small-cap energy companies continued to lose value due to their heavy debt loads and distressed financial conditions. Among financial companies, banks’ profit margins were hurt by low short-term interest rates and narrowing yield differences along the bond market’s maturity spectrum. Furthermore, brokerage firms encountered lower trading volumes when many individual investors remained on the sidelines during a time of heightened market volatility.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, we have been encouraged by the stock market’s resilience in the face of political uncertainty and persistent global economic headwinds. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The Dreyfus Corporation has agreed to pay all of the fund’s expenses except management fees, Rule 12b-1 fees, and certain other expenses, including fees and expenses of the non-interested board members and their counsel.

2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”), and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016

Expenses paid per $1,000†	$3.07
Ending value (after expenses)	$1,059.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - 1.3%
American Axle & Manufacturing Holdings	38,489	[a]	557,321
Dorman Products	15,663	[a]	895,924
Drew Industries	11,568		981,429
Gentherm	18,125	[a]	620,781
Motorcar Parts of America	8,669	[a]	235,623
Standard Motor Products	8,865		352,650
Superior Industries International	12,115		324,440
Winnebago Industries	15,982	[b]	366,307
			4,334,475
Banks - 10.9%
Ameris Bancorp	13,353		396,584
Astoria Financial	42,574		652,659
Banc of California	24,278		439,432
Bank Mutual	17,615		135,283
Banner	9,330		396,898
BBCN Bancorp	40,176		599,426
BofI Holding	32,015	[a,b]	566,986
Boston Private Financial Holdings	44,445		523,562
Brookline Bancorp	30,001		330,911
Cardinal Financial	21,123		463,439
Central Pacific Financial	20,601		486,184
City Holding	7,252		329,748
Columbia Banking System	29,912		839,331
Community Bank System	22,480		923,703
Customers Bancorp	14,764	[a]	371,019
CVB Financial	54,167		887,797
Dime Community Bancshares	21,592		367,280
First BanCorp	57,223	[a]	227,175
First Commonwealth Financial	49,993		459,936
First Financial Bancorp	33,441		650,427
First Financial Bankshares	35,336	[b]	1,158,667
First Midwest Bancorp	41,441		727,704
First NBC Bank Holding	11,481	[a]	192,766
Glacier Bancorp	38,641		1,027,078
Great Western Bancorp	32,803		1,034,607
Hanmi Financial	19,894		467,310
Home BancShares	60,792		1,203,074

6

Common Stocks - 99.7% (continued)	Shares		Value ($)
Banks - 10.9% (continued)
Independent Bank	15,528		709,630
LegacyTexas Financial Group	19,554		526,198
LendingTree	4,224	[a,b]	373,106
MB Financial	33,266	[b]	1,206,890
NBT Bancorp	20,587		589,406
Northfield Bancorp	26,759		396,836
Northwest Bancshares	56,032		830,955
OFG Bancorp	15,748		130,708
Old National Bancorp	75,968		951,879
Opus Bank	8,873		299,907
Oritani Financial	26,071		416,875
Pinnacle Financial Partners	18,878		922,190
Provident Financial Services	26,310		516,728
S&T Bancorp	15,612		381,713
ServisFirst Bancshares	10,670		526,991
Simmons First National, Cl. A	14,022		647,606
Southside Bancshares	9,761		301,805
Sterling Bancorp	56,615		888,855
Talmer Bancorp, Cl. A	33,733		646,662
Texas Capital Bancshares	21,947	[a]	1,026,242
Tompkins Financial	7,308		475,020
TrustCo Bank	58,886		377,459
UMB Financial	23,243		1,236,760
United Bankshares	31,471	[b]	1,180,477
United Community Banks	34,419		629,524
Walker & Dunlop	17,769	[a]	404,778
Westamerica Bancorporation	11,785		580,529
Wilshire Bancorp	40,856		425,720
Wintrust Financial	24,909		1,270,359
			34,730,794
Capital Goods - 10.0%
AAON	22,340		614,573
AAR	19,003		443,530
Actuant, Cl. A	29,151		659,104
Aegion	22,030	[a]	429,805
Aerojet Rocketdyne Holdings	33,254	[a,b]	607,883
AeroVironment	7,890	[a]	219,342
Alamo Group	4,727		311,840
Albany International, Cl. A	15,676		625,943

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Capital Goods - 10.0% (continued)
American Science & Engineering	4,131		154,541
American Woodmark	6,865	[a]	455,699
Apogee Enterprises	17,146		794,717
Applied Industrial Technologies	20,154		909,752
Astec Industries	10,061		564,925
AZZ	13,787		826,944
Barnes Group	27,237		902,089
Briggs & Stratton	26,629		564,002
Chart Industries	14,393	[a]	347,303
CIRCOR International	7,182		409,302
Comfort Systems USA	21,323		694,490
Cubic	11,798		473,808
DXP Enterprises	6,279	[a]	93,745
Dycom Industries	16,224	[a]	1,456,266
Encore Wire	10,871		405,271
EnerSys	22,640		1,346,401
Engility Holdings	5,727	[a]	120,954
EnPro Industries	11,067	[b]	491,264
ESCO Technologies	11,271		450,164
Federal Signal	37,898		488,126
Franklin Electric	20,099		664,272
General Cable	29,843		379,305
Gibraltar Industries	15,433	[a]	487,220
Griffon	19,395		327,000
Harsco	37,575		249,498
Hillenbrand	31,530		947,161
John Bean Technologies	13,870		849,121
Kaman	14,832		630,657
Lindsay	4,500	[b]	305,370
Lydall	8,786	[a]	338,788
Mercury Systems	18,017	[a]	447,903
Moog, Cl. A	18,366	[a]	990,295
Mueller Industries	30,371		968,227
MYR Group	6,829	[a]	164,442
National Presto Industries	2,856		269,464
PGT	21,567	[a]	222,140
Powell Industries	3,483		137,021
Proto Labs	11,461	[a,b]	659,695
Quanex Building Products	18,570		345,216

8

Common Stocks - 99.7% (continued)	Shares		Value ($)
Capital Goods - 10.0% (continued)
Simpson Manufacturing	22,869		914,074
SPX	23,747	[a]	352,643
SPX FLOW	19,563		510,007
Standex International	6,284		519,247
TASER International	25,426	[a,b]	632,599
Tennant	9,143		492,533
The Greenbrier Companies	15,870	[b]	462,293
Titan International	20,360	[b]	126,232
Trex	14,295	[a]	642,131
Universal Forest Products	11,355		1,052,495
Veritiv	3,815	[a]	143,368
Vicor	10,420	[a]	104,929
Watts Water Technologies, Cl. A	12,916		752,486
			31,949,615
Commercial & Professional Services - 5.2%
ABM Industries	26,765		976,387
Brady, Cl. A	25,881		790,923
CDI	8,644		52,728
Essendant	20,566		628,497
Exponent	13,412		783,395
G&K Services, Cl. A	9,255		708,655
Healthcare Services Group	35,338	[b]	1,462,286
Heidrick & Struggles International	8,535		144,071
Insperity	9,646		744,961
Interface	38,475		586,744
Kelly Services, Cl. A	19,256		365,286
Korn/Ferry International	26,495		548,447
Matthews International, Cl. A	14,866		827,144
Mobile Mini	20,762		719,196
Multi-Color	6,501		412,163
Navigant Consulting	25,407	[a]	410,323
On Assignment	25,208	[a]	931,436
Resources Connection	17,719		261,887
Team	15,148	[a]	376,125
Tetra Tech	31,647		972,987
The Brink's Company	25,501		726,523
TrueBlue	25,209	[a]	476,954
UniFirst	8,215		950,640
US Ecology	10,241		470,574

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.2% (continued)
Viad	8,660		268,460
WageWorks	17,921	[a]	1,071,855
			16,668,647
Consumer Durables & Apparel - 3.6%
Arctic Cat	2,882		48,994
Callaway Golf	47,210		482,014
Cavco Industries	4,181	[a]	391,760
Crocs	36,282	[a]	409,261
Ethan Allen Interiors	14,061	[b]	464,575
G-III Apparel Group	19,139	[a]	875,035
Iconix Brand Group	25,138	[a,b]	169,933
Installed Building Products	6,648	[a]	241,256
iRobot	16,501	[a]	578,855
La-Z-Boy	28,592		795,429
M.D.C. Holdings	19,867		483,563
M/I Homes	10,923	[a]	205,680
Meritage Homes	18,557	[a]	696,630
Movado Group	12,012		260,420
Oxford Industries	8,614		487,725
Perry Ellis International	10,377	[a]	208,785
Steven Madden	26,830	[a]	917,049
Sturm Ruger & Co.	9,998	[b]	639,972
TopBuild	17,622		637,916
Tumi Holdings	26,946	[a]	720,536
Unifi	6,804	[a]	185,273
Universal Electronics	6,245	[a]	451,389
Vera Bradley	9,998	[a]	141,672
Wolverine World Wide	53,099		1,078,972
			11,572,694
Consumer Services - 3.4%
American Public Education	10,067	[a]	282,883
Belmond, Cl. A	43,295	[a]	428,621
Biglari Holdings	540	[a]	217,804
BJ's Restaurants	11,781	[a]	516,361
Bob Evans Farms	11,434		433,920
Boyd Gaming	42,144	[a]	775,450
Capella Education	5,943		312,840
Career Education	38,267	[a]	227,689
Chuy's Holdings	9,445	[a]	326,891

10

Common Stocks - 99.7% (continued)	Shares		Value ($)
Consumer Services - 3.4% (continued)
DineEquity	8,164		692,144
Interval Leisure Group	61,449		977,039
Krispy Kreme Doughnuts	31,285	a	655,734
Marcus	10,120		213,532
Marriott Vacations Worldwide	12,929		885,507
Monarch Casino & Resort	3,539	[a]	77,752
Papa John's International	15,033		1,022,244
Popeyes Louisiana Kitchen	11,107	[a]	606,886
Red Robin Gourmet Burgers	6,919	[a]	328,168
Regis	18,112	[a]	225,494
Ruby Tuesday	27,633	[a]	99,755
Ruth's Hospitality Group	21,313		339,942
Scientific Games, Cl. A	28,284	[a]	259,930
Sonic	28,586		773,251
Strayer Education	5,599	[a]	275,079
			10,954,916
Diversified Financials - 2.4%
Calamos Asset Management, Cl. A	1,107		8,092
Cash America International	12,804		545,706
Encore Capital Group	10,038	[a,b]	236,194
Enova International	15,916	[a]	117,142
Evercore Partners, Cl. A	20,528		907,132
EZCORP, Cl. A	19,085	[a]	144,283
Financial Engines	27,806	[b]	719,341
First Cash Financial Services	13,511		693,520
Green Dot, Cl. A	20,248	[a]	465,502
Greenhill & Co.	15,438		248,552
HFF, Cl. A	20,360		587,997
Interactive Brokers Group, Cl. A	27,515		974,031
INTL. FCStone	7,343	[a]	200,390
Investment Technology Group	17,301		289,273
Piper Jaffray	9,336	[a]	351,967
PRA Group	25,343	[a,b]	611,780
Virtus Investment Partners	2,663	[b]	189,552
World Acceptance	5,401	[a]	246,286
			7,536,740
Energy - 3.0%
Archrock	38,470		362,387
Atwood Oceanics	32,190	[b]	403,019

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Energy - 3.0% (continued)
Basic Energy Services	21,706	[a,b]	36,466
Bill Barrett	34,410	[a,b]	219,880
Bonanza Creek Energy	41,614	[a,b]	83,644
Bristow Group	18,037	[b]	205,802
CARBO Ceramics	11,085		145,214
Carrizo Oil & Gas	27,363	[a]	980,964
Cloud Peak Energy	59,020	[a]	121,581
Contango Oil & Gas	11,876	[a]	145,362
Era Group	6,067	[a]	57,030
Exterran	15,067		193,611
Geospace Technologies	4,197	[a]	68,705
Green Plains	16,249		320,430
Gulf Island Fabrication	9,026		62,640
GulfMark Offshore, Cl. A	16,484	[a]	51,595
Helix Energy Solutions Group	46,804	[a]	316,395
Hornbeck Offshore Services	14,659	[a,b]	122,256
Matrix Service	15,964	[a]	263,246
Newpark Resources	45,369	[a]	262,687
Northern Oil and Gas	35,724	[a,b]	165,045
PDC Energy	22,569	[a,b]	1,300,200
Pioneer Energy Services	54,341	[a]	249,969
REX American Resources	3,697	[a]	221,192
SEACOR Holdings	7,685	[a,b]	445,346
Synergy Resources	95,435	[a]	635,597
Tesco	18,635		124,668
TETRA Technologies	50,736	[a]	323,188
Tidewater	30,568	[b]	134,805
Unit	27,490	[a]	427,744
US Silica Holdings	29,902		1,030,722
			9,481,390
Food & Staples Retailing - .3%
Andersons	11,082		393,854
SpartanNash	19,575		598,604
			992,458
Food, Beverage & Tobacco - 2.0%
B&G Foods	30,945		1,491,549
Calavo Growers	6,807		456,069
Cal-Maine Foods	18,408	[b]	815,843
Darling Ingredients	80,966	[a]	1,206,393

12

Common Stocks - 99.7% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.0% (continued)
J&J Snack Foods	6,969		831,193
Sanderson Farms	9,486	[b]	821,867
Seneca Foods, Cl. A	3,166	[a]	114,641
Universal	12,469	[b]	719,960
			6,457,515
Health Care Equipment & Services - 9.2%
Abaxis	11,222		530,015
Aceto	15,163		331,918
Adeptus Health, Cl. A	7,175	[a,b]	370,661
Air Methods	18,032	[a,b]	646,087
Almost Family	2,606	[a]	111,042
Amedisys	15,960	[a]	805,661
AMN Healthcare Services	24,292	[a]	970,951
Analogic	6,615		525,496
AngioDynamics	19,212	[a]	276,076
Anika Therapeutics	8,296	[a]	445,080
Cantel Medical	17,927		1,232,123
Chemed	9,409	[b]	1,282,541
Computer Programs & Systems	6,039	[b]	241,077
CONMED	12,530		598,057
CorVel	6,214	[a]	268,321
Cross Country Healthcare	14,363	[a]	199,933
CryoLife	6,121		72,289
Cynosure, Cl. A	12,598	[a]	612,830
Diplomat Pharmacy	17,404	[a,b]	609,140
Ensign Group	20,384		428,268
ExamWorks Group	18,026	[a]	628,206
Greatbatch	10,791	[a]	333,766
Haemonetics	26,227	[a]	760,321
HealthEquity	17,103	[a,b]	519,675
HealthStream	9,434	[a]	250,190
Healthways	17,536	[a]	202,541
HMS Holdings	44,194	[a]	778,256
ICU Medical	6,852	[a]	772,563
Inogen	8,580	[a,b]	429,944
Integra LifeSciences Holdings	15,132	[a]	1,207,231
Invacare	12,694		153,978
Kindred Healthcare	39,549		446,508
Landauer	6,668		274,455

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.2% (continued)
LHC Group	6,943	[a]	300,493
Magellan Health	12,849	[a]	845,079
Masimo	23,969	[a]	1,258,732
Medidata Solutions	29,376	[a]	1,376,853
Meridian Bioscience	22,221		433,310
Merit Medical Systems	26,256	[a]	520,656
Natus Medical	17,671	[a]	667,964
Neogen	17,809	[a]	1,001,756
NuVasive	24,035	[a]	1,435,370
Omnicell	17,810	[a]	609,636
PharMerica	15,534	[a]	383,068
Providence Service	5,243	[a]	235,306
Quality Systems	25,288		301,180
Quorum Health	14,002	[a]	149,961
Select Medical Holdings	47,465	[a]	515,945
Surgical Care Affiliates	13,787	[a]	657,226
SurModics	10,348	[a]	242,971
U.S. Physical Therapy	5,913		356,022
Vascular Solutions	7,038	[a]	293,203
Zeltiq Aesthetics	15,879	[a,b]	433,973
			29,333,904
Household & Personal Products - .6%
Central Garden & Pet	10,134	[a,b]	231,359
Central Garden & Pet, Cl. A	14,170	[a]	307,631
Inter Parfums	8,636		246,731
Medifast	7,138		237,481
WD-40	6,864		806,177
			1,829,379
Insurance - 2.9%
American Equity Investment Life Holding	43,185		615,386
AMERISAFE	8,731		534,512
eHealth	7,528	[a]	105,543
Employers Holdings	20,009		580,661
HCI Group	6,900		188,232
Horace Mann Educators	19,176		647,957
Infinity Property & Casualty	4,637		374,020
Navigators Group	5,540		509,514
ProAssurance	25,640		1,373,022
RLI	19,499		1,341,141

14

Common Stocks - 99.7% (continued)	Shares		Value ($)
Insurance - 2.9% (continued)
Safety Insurance Group	5,840		359,627
Selective Insurance Group	29,536		1,128,571
Stewart Information Services	9,839		407,433
United Fire Group	10,733		455,401
United Insurance Holdings	13,899		227,666
Universal Insurance Holdings	19,640		364,911
			9,213,597
Materials - 5.3%
A. Schulman	13,905		339,560
AK Steel Holding	118,521	[a]	552,308
American Vanguard	16,390		247,653
Balchem	14,765		880,732
Boise Cascade	17,220	[a]	395,199
Calgon Carbon	20,667		271,771
Century Aluminum	25,331	[a,b]	160,345
Chemours	88,091	[b]	725,870
Clearwater Paper	9,624	[a]	629,121
Deltic Timber	4,376		293,761
Flotek Industries	24,046	[a,b]	317,407
FutureFuel	16,711		181,816
Glatfelter	24,148		472,335
H.B. Fuller	27,453		1,207,657
Hawkins	3,222		139,867
Haynes International	4,806		154,176
Headwaters	41,299	[a]	740,904
Ingevity	21,327		725,971
Innophos Holdings	10,341		436,494
Innospec	11,621		534,450
Intrepid Potash	31,384	[a]	45,193
Kaiser Aluminum	10,110		914,045
KapStone Paper and Packaging	41,595		541,151
Koppers Holdings	13,220	[a]	406,251
Kraton Performance Polymers	16,377	[a]	457,410
LSB Industries	5,463	[a,b]	65,993
Materion	12,602		312,026
Myers Industries	13,112		188,813
Neenah Paper	8,473		613,191
Olympic Steel	8,107		221,402
Quaker Chemical	6,774		604,241

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Materials - 5.3% (continued)
Rayonier Advanced Materials	23,957		325,576
Schweitzer-Mauduit International	17,040		601,171
Stepan	9,607		571,905
Stillwater Mining	56,070	[a,b]	664,990
SunCoke Energy	34,132		198,648
TimkenSteel	18,722	[b]	180,106
Tredegar	14,437		232,724
US Concrete	8,007	[a,b]	487,706
			17,039,939
Media - .7%
E.W. Scripps, Cl. A	21,943	[a,b]	347,577
Gannet Company	61,515		849,522
Harte-Hanks	25,401		40,388
Scholastic	12,889		510,533
Sizmek	12,022	[a]	27,530
World Wrestling Entertainment, Cl. A	18,289	[b]	336,700
			2,112,250
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Acorda Therapeutics	23,505	[a,b]	599,495
Albany Molecular Research	14,618	[a,b]	196,466
AMAG Pharmaceuticals	18,728	[a,b]	447,974
ANI Pharmaceuticals	3,908	[a,b]	218,145
Cambrex	16,684	[a]	863,063
DepoMed	31,892	[a,b]	625,721
Emergent BioSolutions	19,391	[a]	545,275
Enanta Pharmaceuticals	6,541	[a,b]	144,229
Impax Laboratories	38,886	[a]	1,120,695
Lannett	13,421	[a,b]	319,286
Ligand Pharmaceuticals, Cl. B	9,615	[a,b]	1,146,781
Luminex	23,566	[a]	476,740
Medicines	33,611	[a,b]	1,130,338
MiMedx Group	49,242	[a,b]	392,951
Momenta Pharmaceuticals	27,726	[a]	299,441
Nektar Therapeutics	66,457	[a,b]	945,683
Phibro Animal Health, Cl. A	10,979	[b]	204,868
Repligen	16,201	[a]	443,259
Sagent Pharmaceuticals	8,613	[a]	129,023
SciClone Pharmaceuticals	24,281	[a]	317,110
Spectrum Pharmaceuticals	32,162	[a]	211,304

16

Common Stocks - 99.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.5% (continued)
Supernus Pharmaceuticals	19,855	[a]	404,446
			11,182,293
Real Estate - 7.0%
Acadia Realty Trust	34,344	[c]	1,219,899
Agree Realty	10,187	[c]	491,421
American Assets Trust	22,919	[c]	972,682
Capstead Mortgage	42,404	[c]	411,319
CareTrust	23,066	[c]	317,849
Cedar Realty Trust	39,978	[c]	297,037
Chesapeake Lodging Trust	34,677	[c]	806,240
CoreSite Realty	14,980	[c]	1,328,576
Cousins Properties	111,642	[c]	1,161,077
DiamondRock Hospitality	111,792	[c]	1,009,482
EastGroup Properties	17,220	[c]	1,186,802
Forestar Group	14,459	[a,b,c]	171,918
Four Corners Property Trust	27,972	[c]	575,943
Franklin Street Properties	38,509	[c]	472,505
GEO Group	35,344	[c]	1,208,058
Getty Realty	15,906	[c]	341,184
Government Properties Income Trust	33,641	[b,c]	775,761
Kite Realty Group Trust	40,268	[c]	1,128,712
Lexington Realty Trust	117,645	[c]	1,189,391
LTC Properties	19,868	[c]	1,027,772
Parkway Properties	43,547	[c]	728,541
Pennsylvania Real Estate Investment Trust	32,267	[b,c]	692,127
PS Business Parks	10,797	[c]	1,145,346
RE/MAX Holdings, Cl. A	8,333		335,487
Retail Opportunity Investments	48,604	[c]	1,053,249
Sabra Health Care	31,344	[c]	646,783
Saul Centers	4,875	[c]	300,836
Summit Hotel Properties	51,967	[c]	688,043
Universal Health Realty Income Trust	7,725	[c]	441,716
Urstadt Biddle Properties, Cl. A	15,414	[c]	381,959
			22,507,715
Retailing - 4.7%
Asbury Automotive Group	12,388	[a]	653,343
Barnes & Noble	29,831		338,582
Barnes and Noble Education	18,744	[a]	190,252
Big 5 Sporting Goods	7,053		65,381

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Retailing - 4.7% (continued)
Blue Nile	5,303		145,196
Buckle	12,333	[b]	320,535
Caleres	25,498		617,307
Cato, Cl. A	13,321		502,468
Core-Mark Holding	21,794		1,021,267
Express	42,178	[a]	612,003
Finish Line, Cl. A	19,903		401,842
Five Below	27,018	[a,b]	1,253,905
Francesca's Holdings	26,718	[a]	295,234
Fred's, Cl. A	14,809		238,573
FTD Companies	8,516	[a]	212,559
Genesco	11,050	[a]	710,626
Group 1 Automotive	10,403		513,492
Haverty Furniture	7,864		141,788
Hibbett Sports	12,344	[a,b]	429,448
Kirkland's	7,728	[a]	113,447
Lithia Motors, Cl. A	12,501		888,446
Lumber Liquidators Holdings	11,003	[a,b]	169,666
MarineMax	9,543	[a]	161,945
Monro Muffler Brake	16,099		1,023,252
NutriSystem	13,248		335,969
Outerwall	10,078	[b]	423,276
PetMed Express	8,780	[b]	164,713
Rent-A-Center	30,162		370,389
Select Comfort	27,425	[a]	586,347
Sonic Automotive, Cl. A	12,992		222,293
Stage Stores	12,677	[b]	61,864
Stein Mart	8,459		65,303
Tailored Brands	24,577	[b]	311,145
The Children's Place	11,116		891,281
Tuesday Morning	18,405	[a]	129,203
Vitamin Shoppe	13,162	[a]	402,362
VOXX International	10,882	[a]	30,361
Zumiez	8,636	[a,b]	123,581
			15,138,644
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries	22,903	[a]	869,398
Brooks Automation	28,316		317,706
Cabot Microelectronics	13,246		560,836

18

Common Stocks - 99.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
CEVA	11,887	[a]	322,970
Cirrus Logic	31,501	[a]	1,221,924
Cohu	18,938		205,477
Diodes	15,385	[a]	289,084
DSP Group	18,203	[a]	193,134
Exar	27,334	[a]	220,039
Kopin	30,842	[a]	68,469
Kulicke & Soffa Industries	29,358	[a]	357,287
MKS Instruments	27,533		1,185,571
Monolithic Power Systems	17,906		1,223,338
Nanometrics	8,230	[a]	171,102
Power Integrations	15,664		784,296
Rambus	58,998	[a]	712,696
Rudolph Technologies	19,299	[a]	299,713
Semtech	33,973	[a]	810,596
Tessera Technologies	27,203		833,500
Ultratech	10,042	[a]	230,665
Veeco Instruments	17,859	[a]	295,745
			11,173,546
Software & Services - 5.8%
Blackbaud	23,041		1,564,484
Blucora	21,556	[a]	223,320
Bottomline Technologies	19,892	[a]	428,275
CACI International, Cl. A	12,120	[a]	1,095,769
Cardtronics	25,501	[a]	1,015,195
CSG Systems International	17,848		719,453
DHI Group	25,053	[a]	156,080
Ebix	12,281	[b]	588,260
Epiq Systems	17,541		256,099
ExlService Holdings	15,804	[a]	828,288
Forrester Research	5,683		209,475
Interactive Intelligence Group	6,939	[a]	284,430
Liquidity Services	6,297	[a]	49,368
LivePerson	21,434	[a]	135,892
LogMeIn	12,614	[a]	800,106
ManTech International, Cl. A	11,333		428,614
MicroStrategy, Cl. A	5,197	[a]	909,579
Monotype Imaging Holdings	17,792		438,217
Monster Worldwide	49,087	[a]	117,318

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Software & Services - 5.8% (continued)
NIC	30,016		658,551
Perficient	20,431	[a]	414,954
Progress Software	28,700	[a]	788,102
Qualys	15,194	[a]	452,933
QuinStreet	18,606	[a]	66,051
Rovi	40,271	[a]	629,838
Shutterstock	9,620	[a]	440,596
Stamps.com	7,486	[a]	654,426
SYKES Enterprises	22,456	[a]	650,326
Synchronoss Technologies	22,659	[a]	721,916
Take-Two Interactive Software	45,751	[a,b]	1,734,878
Tangoe	12,372	[a]	95,512
TeleTech Holdings	10,706		290,454
VASCO Data Security International	15,995	[a,b]	262,158
Virtusa	13,751	[a]	397,129
XO Group	12,908	[a]	224,986
			18,731,032
Technology Hardware & Equipment - 6.2%
ADTRAN	22,345		416,734
Agilysys	7,915	[a]	82,870
Anixter International	13,285	[a]	707,825
Badger Meter	6,158		449,719
Bel Fuse, Cl. B	5,345		95,034
Benchmark Electronics	28,931	[a]	611,891
Black Box	8,331		108,969
CalAmp	25,124	[a]	372,086
Coherent	12,007	[a]	1,102,002
Comtech Telecommunications	12,120		155,621
Cray	23,199	[a]	694,114
CTS	20,943		375,299
Daktronics	17,230		107,688
Digi International	17,174	[a]	184,277
DTS	8,329	[a]	220,302
Electro Scientific Industries	26,469	[a,b]	154,579
Electronics For Imaging	22,326	[a]	960,911
ePlus	2,113	[a]	172,822
Fabrinet	14,137	[a]	524,765
FARO Technologies	8,072	[a]	273,076
Harmonic	35,310	[a,b]	100,634

20

Common Stocks - 99.7% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.2% (continued)
II-VI	29,743	[a]	557,979
Insight Enterprises	21,039	[a]	547,014
Itron	17,868	[a]	770,111
Ixia	33,764	[a]	331,562
Littelfuse	11,349		1,341,338
Lumentum Holdings	22,479		543,992
Methode Electronics	19,588		670,497
MTS Systems	9,264		406,134
NETGEAR	18,970	[a]	901,834
OSI Systems	8,857	[a]	514,857
Park Electrochemical	9,316		135,361
Plexus	15,844	[a]	684,461
QLogic	44,038	[a]	649,120
Rofin-Sinar Technologies	15,097	[a]	482,198
Rogers	8,273	[a]	505,480
Sanmina	41,379	[a]	1,109,371
ScanSource	11,543	[a]	428,361
Super Micro Computer	17,370	[a]	431,645
TTM Technologies	34,493	[a]	259,732
Viavi Solutions	129,465	[a]	858,353
			20,000,618
Telecommunication Services - 1.4%
8x8	44,852	[a]	655,288
ATN International	6,116		475,886
Cincinnati Bell	112,928	[a]	516,081
Cogent Communications Holdings	23,280	[b]	932,597
Consolidated Communications Holdings	23,609	[b]	643,109
General Communication, Cl. A	18,218	[a]	287,844
Inteliquent	17,356		345,211
Iridium Communications	38,733	[a,b]	343,949
Lumos Networks	5,197	[a]	62,884
Spok Holdings	12,024		230,440
			4,493,289
Transportation - 2.5%
Allegiant Travel	6,939		1,051,258
ArcBest	9,471		153,904
Atlas Air Worldwide Holdings	14,399	[a]	596,407
Celadon Group	5,374		43,906
Echo Global Logistics	10,026	[a]	224,783

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Transportation - 2.5% (continued)
Forward Air	16,995		756,787
Hawaiian Holdings	26,532	[a]	1,007,155
Heartland Express	25,801	[b]	448,679
Hub Group, Cl. A	20,328	[a]	779,985
Knight Transportation	28,660		761,783
Marten Transport	11,251		222,770
Matson	22,616		730,271
Roadrunner Transportation Systems	14,722	[a]	109,826
Saia	11,992	[a]	301,479
SkyWest	29,332		776,125
			7,965,118
Utilities - 4.3%
ALLETE	25,464		1,645,738
American States Water	17,049		747,087
Avista	34,379		1,540,179
California Water Service Group	23,371		816,349
El Paso Electric	20,256		957,501
Northwest Natural Gas	15,992		1,036,601
NorthWestern	23,559		1,485,866
Piedmont Natural Gas	42,045		2,527,745
South Jersey Industries	40,010		1,265,116
Spire	22,718		1,609,343
			13,631,525
Total Common Stocks (cost $241,598,007)			319,032,093
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.23%, 9/15/16 (cost $84,959)	85,000	[d]	84,965
Other Investment - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $1,160,122)	1,160,122	[e]	1,160,122

22

Investment of Cash Collateral for Securities Loaned - 6.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $22,137,353)	22,137,353	[e]	22,137,353
Total Investments (cost $264,980,441)	107.0%		342,414,533
Liabilities, Less Cash and Receivables	(7.0%)		(22,522,066)
Net Assets	100.0%		319,892,467

aNon-income producing security.
b Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $34,114,247 and the value of the collateral held by the fund was $34,285,683, consisting of cash collateral of $22,137,353 and U.S. Government & Agency securities valued at $12,148,330.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	10.9
Capital Goods	10.0
Health Care Equipment & Services	9.2
Short-Term/Money Market Investments	7.3
Real Estate	7.0
Technology Hardware & Equipment	6.2
Software & Services	5.8
Materials	5.3
Commercial & Professional Services	5.2
Retailing	4.7
Utilities	4.3
Consumer Durables & Apparel	3.6
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Semiconductors & Semiconductor Equipment	3.5
Consumer Services	3.4
Energy	3.0
Insurance	2.9
Transportation	2.5
Diversified Financials	2.4
Food, Beverage & Tobacco	2.0
Telecommunication Services	1.4
Automobiles & Components	1.3
Media	.7
Household & Personal Products	.6
Food & Staples Retailing	.3
107.0

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

June 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 06/30/2016 ($)

Financial Futures Long
Russell 2000 Mini	13	1,491,620	September 2016	(13,788)
Gross Unrealized Depreciation				(13,788)

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $34,114,247)—Note 1(b):
Unaffiliated issuers	241,682,966	319,117,058
Affiliated issuers	23,297,475	23,297,475
Cash		184,646
Receivable for investment securities sold		3,512,305
Dividends, interest and securities lending income receivable		334,140
Receivable for futures variation margin—Note 4		24,038
Other assets		8,127
		346,477,789
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		150,344
Liability for securities on loan—Note 1(b)		22,137,353
Payable for investment securities purchased		3,466,954
Payable for shares of Beneficial Interest redeemed		829,671
Accrued expenses		1,000
		26,585,322
Net Assets ($)		319,892,467
Composition of Net Assets ($):
Paid-in capital		233,168,635
Accumulated undistributed investment income—net		1,775,337
Accumulated net realized gain (loss) on investments		7,528,191
Accumulated net unrealized appreciation (depreciation) on investments [including ($13,788) net unrealized (depreciation) on financial futures]		77,420,304
Net Assets ($)		319,892,467
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		20,109,474
Net Asset Value Per Share ($)		15.91

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $168 foreign taxes withheld at source):
Unaffiliated issuers	2,372,534
Affiliated issuers	4,119
Income from securities lending—Note 1(b)	201,692
Interest	195
Total Income	2,578,540
Expenses:
Management fee—Note 3(a)	522,725
Distribution fees—Note 3(b)	373,375
Trustees’ fees—Note 3(a,c)	40,492
Loan commitment fees—Note 2	2,111
Interest expense—Note 2	210
Total Expenses	938,913
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(40,492)
Net Expenses	898,421
Investment Income—Net	1,680,119
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,326,897
Net realized gain (loss) on financial futures	(170,325)
Net Realized Gain (Loss)	13,156,572
Net unrealized appreciation (depreciation) on investments	2,324,700
Net unrealized appreciation (depreciation) on financial futures	(8,035)
Net Unrealized Appreciation (Depreciation)	2,316,665
Net Realized and Unrealized Gain (Loss) on Investments	15,473,237
Net Increase in Net Assets Resulting from Operations	17,153,356

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	1,680,119	2,921,962
Net realized gain (loss) on investments	13,156,572	28,314,429
Net unrealized appreciation (depreciation) on investments	2,316,665	(38,358,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,153,356	(7,122,560)
Dividends to Shareholders from ($):
Investment income—net	(2,881,635)	(2,379,002)
Net realized gain on investments	(27,317,040)	(21,208,628)
Total Dividends	(30,198,675)	(23,587,630)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	22,198,377	47,225,229
Dividends reinvested	30,198,675	23,587,630
Cost of shares redeemed	(27,159,962)	(70,053,589)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	25,237,090	759,270
Total Increase (Decrease) in Net Assets	12,191,771	(29,950,920)
Net Assets ($):
Beginning of Period	307,700,696	337,651,616
End of Period	319,892,467	307,700,696
Undistributed investment income—net	1,775,337	2,976,853
Capital Share Transactions (Shares):
Shares sold	1,415,600	2,682,982
Shares issued for dividends reinvested	2,029,481	1,340,206
Shares redeemed	(1,745,596)	(3,960,019)
Net Increase (Decrease) in Shares Outstanding	1,699,485	63,169

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.71	18.40	18.60	13.56	12.17	12.20
Investment Operations:
Investment income—net[a]	.09	.16	.13	.11	.17	.07
Net realized and unrealized gain (loss) on investments	.79	(.53)	.79	5.31	1.73	.01
Total from Investment Operations	.88	(.37)	.92	5.42	1.90	.08
Distributions:
Dividends from investment income—net	(.16)	(.13)	(.11)	(.17)	(.06)	(.08)
Dividends from net realized gain on investments	(1.52)	(1.19)	(1.01)	(.21)	(.45)	(.03)
Total Distributions	(1.68)	(1.32)	(1.12)	(.38)	(.51)	(.11)
Net asset value, end of period	15.91	16.71	18.40	18.60	13.56	12.17
Total Return (%)	5.95[b]	(2.33)	5.12	40.72	15.74	.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	.63	.63	.60	.60	.60
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	1.12[c]	.90	.73	.70	1.32	.54
Portfolio Turnover Rate	13.98[b]	19.72	14.30	16.76	13.66	22.23
Net Assets, end of period ($ x 1,000)	319,892	307,701	337,652	331,995	219,570	196,429

a Based on average shares outstanding.
b  Not annualized.
c  Annualized.
See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

30

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

32

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	317,721,420	–	–	317,721,420
Equity Securities— Foreign Common Stocks†	1,310,673	–	–	1,310,673
Mutual Funds	23,297,475	–	–	23,297,475
U.S. Treasury	–	84,965	–	84,965
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(13,788)	–	–	(13,788)

† See Statement of Investments for additional detailed categorizations.
††  Amount shown represents unrealized (depreciation) at period end.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $58,038 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	20,190,534	78,605,620	76,658,801	22,137,353	6.9
Dreyfus Institutional Preferred Plus Money Market Fund	4,242,412	20,555,020	23,637,310	1,160,122.4
Total	24,432,946	99,160,640	100,296,111	23,297,475	7.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

34

expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $3,115,782 and long-term capital gains $20,471,848. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2016 was approximately $30,800 with a related weighted average annualized interest rate of 1.37%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the expenses of the fund (excluding management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, trustees fees, fees and expenses of independent counsel to the fund and the non-interested Board members, and extraordinary expenses). In addition, Dreyfus has also agreed to reduce its fee in an amount equal to the fund’s allocated portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund, During the period ended June 30, 2016, fees reimbursed by Dreyfus amounted to $40,492.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, the fund was charged $373,375 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $91,561 and Distribution Plan fees $65,400, which are offset against an expense reimbursement currently in effect in the amount of $6,617.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2016, amounted to $42,555,018 and $42,282,495, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized

36

gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2016 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Equity financial futures	3,244,869

At June 30, 2016, accumulated net unrealized appreciation on investments was $77,434,092, consisting of $96,262,588 gross unrealized appreciation and $18,828,496 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

For More Information

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0410SA0616

Dreyfus Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Technology Growth Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of -1.43%, and its Service shares produced a total return of -1.55%.1 The fund’s benchmarks, the Morgan Stanley High Technology 35 Index (the “MS High Tech 35 Index”) and the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced total returns of -1.75% and 3.82%, respectively, over the same period.2,3

U.S. stocks generally posted moderate gains, masking heightened market volatility stemming from a variety of global and domestic economic headwinds. The information technology sector underperformed broader market averages when investors favored traditionally defensive, high-yielding stocks. Nonetheless, the fund’s focus on technology companies benefiting from secular growth trends enabled it to produce higher returns than the MS High Tech 35 Index.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles, and/or favorable valuations.

Technology Undermined by the Market’s Defensive Focus

At the start of the reporting period, stocks posted sharply negative returns in the face of deteriorating oil prices, disappointing U.S. GDP growth, and renewed instability among Chinese equities. Growth-oriented technology stocks, which had risen much faster than the overall market in late 2015, dropped more quickly than their non-technology counterparts as investors flocked to more defensive and high-yielding areas of the market. This flight to safety was exacerbated when Federal Reserve Board Chair Janet Yellen warned that global market turbulence could undermine U.S. economic growth.

Equity markets recovered from mid-February through April, spurred by rising commodity prices and accommodative fiscal policies from central banks in Europe and Asia. Although technology stocks continued to trail the broader market, they responded positively to encouraging U.S. economic data in late May. However, the entire market slumped again when the United Kingdom unexpectedly voted in late June to leave the European Union. While stocks bounced back during the final days of the reporting period, the recovery was once again concentrated among the more defensive and high-yielding areas of the market, leaving most information technology stocks in negative territory.

Good Stock Selections Undermined by a Few Disappointments

The fund successfully identified several technology companies that benefited from secular growth trends, enabling them to buck the negative market trend. Top performers included Internet and social media companies. Facebook continued to monetize several of its products while reporting strong user growth. China-based Tencent Holdings proved similarly dynamic in terms of user growth. Amazon.com gained e-commerce market share and expanded its cloud-based web hosting services. At the same time, we avoided slower-growing Internet-related companies, such as eBay and LinkedIn, which declined sharply. Among software developers, Oracle gained value as the company made progress in its migration to cloud-based services. Semiconductor maker Texas Instruments benefited

3

DISCUSSION OF FUND PERFORMANCE (continued)

from expanding margins, steady dividend growth, and an aggressive stock buyback program. Another semiconductor firm, Microchip Technology, made strategic acquisitions that drove its stock price higher. Acquisitions also bolstered electronics component maker Amphenol, which consolidated its position in a fragmented industry.

On a more negative note, a few of the fund’s holdings detracted from relative performance. Most notably, semiconductor designer Cavium reported an earnings shortfall and announced the acquisition of a slower-growing competitor, neither of which was well received by the market. Other disappointments included data security systems provider Palo Alto Networks, which suffered a slowdown in bookings along with many of its counterparts in the cybersecurity area; and electric car maker Tesla Motors, which experienced a production shortfall.

Looking Beyond Short-Term Volatility

While the consequences of the U.K. Brexit and upcoming U.S. elections may lead to choppy market conditions in the months ahead, we have continued to see strong, long-term growth potential in transformative areas of the information technology sector, including cloud-based services, data analytics, and social media. Therefore, as of the end of the reporting period, the fund held overweighted exposure to software developers, semiconductor markets, and Internet-related companies, but we have identified relatively few companies meeting our investment criteria in the slower-growing legacy areas of communications equipment and computer hardware.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors. Investors cannot invest directly in any index.

3 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Technology Growth Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.15	$5.38
Ending value (after expenses)	$985.70	$984.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.22	$5.47
Ending value (after expenses)	$1,020.69	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Application Software - 21.1%
Adobe Systems	75,046	[a]	7,188,656
Citrix Systems	197,262	[a]	15,798,714
salesforce.com	210,718	[a]	16,733,116
Splunk	230,289	[a,b]	12,477,058
Workday, Cl. A	161,409	[a,b]	12,052,410
			64,249,954
Automobile Manufacturers - 2.7%
Tesla Motors	38,810	[a,b]	8,238,587
Communications Equipment - 7.5%
Cisco Systems	460,003		13,197,486
Palo Alto Networks	78,234	[a]	9,594,618
			22,792,104
Data Processing & Outsourced Services - 7.8%
Paychex	155,797		9,269,922
Visa, Cl. A	195,887		14,528,939
			23,798,861
Electronic Components - 4.7%
Amphenol, Cl. A	253,046		14,507,127
Internet Retail - 9.8%
Amazon.com	26,691	[a]	19,100,613
Netflix	118,552	[a]	10,845,137
			29,945,750
Internet Software & Services - 16.1%
Alphabet, Cl. A	11,104	[a]	7,811,997
Alphabet, Cl. C	15,892	[a]	10,998,853
Facebook, Cl. A	162,314	[a]	18,549,244
LogMeIn	49,802	[a]	3,158,941
Tencent Holdings	377,900		8,609,207
			49,128,242
IT Consulting & Other Services - 4.5%
Cognizant Technology Solutions, Cl. A	239,490	[a]	13,708,408
Semiconductor Equipment - 19.6%
Applied Materials	387,940		9,298,922
Broadcom	95,050		14,770,770
Microchip Technology	236,424	[b]	12,000,882
NXP Semiconductors	106,457	[a]	8,339,841

6

Common Stocks - 98.7% (continued)	Shares		Value ($)
Semiconductor Equipment - 19.6% (continued)
Texas Instruments	244,867		15,340,918
			59,751,333
Systems Software - 4.9%
Oracle	367,959		15,060,562
Total Common Stocks (cost $239,417,484)			301,180,928
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $4,182,548)	4,182,548	[c]	4,182,548
Investment of Cash Collateral for Securities Loaned - 10.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $32,001,362)	32,001,362	[c]	32,001,362
Total Investments (cost $275,601,394)	110.6%		337,364,838
Liabilities, Less Cash and Receivables	(10.6%)		(32,250,773)
Net Assets	100.0%		305,114,065

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $42,271,044 and the value of the collateral held by the fund was $42,897,038, consisting of cash collateral of $32,001,362 and U.S. Government & Agency securities valued at $10,895,676.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Application Software	21.1
Semiconductor Equipment	19.6
Internet Software & Services	16.1
Money Market Investments	11.9
Internet Retail	9.8
Data Processing & Outsourced Services	7.8
Communications Equipment	7.5
Systems Software	4.9
Electronic Components	4.7
IT Consulting & Other Services	4.5
Automobile Manufacturers	2.7
110.6

† Based on net assets.
See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $42,271,044)—Note 1(b):
Unaffiliated issuers	239,417,484	301,180,928
Affiliated issuers	36,183,910	36,183,910
Cash		76,683
Dividends and securities lending income receivable		51,744
Prepaid expenses		2,747
		337,496,012
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		249,579
Liability for securities on loan—Note 1(b)		32,001,362
Payable for shares of Beneficial Interest redeemed		76,771
Accrued expenses		54,235
		32,381,947
Net Assets ($)		305,114,065
Composition of Net Assets ($):
Paid-in capital		246,075,787
Accumulated investment (loss)—net		(384,347)
Accumulated net realized gain (loss) on investments		(2,340,819)
Accumulated net unrealized appreciation (depreciation) on investments		61,763,444
Net Assets ($)		305,114,065

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	89,679,413	215,434,652
Shares Outstanding	5,384,794	13,532,957
Net Asset Value Per Share ($)	16.65	15.92

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,005,292
Affiliated issuers	27,029
Income from securities lending—Note 1(b)	93,440
Total Income	1,125,761
Expenses:
Management fee—Note 3(a)	1,118,760
Distribution fees—Note 3(b)	261,225
Professional fees	49,621
Trustees’ fees and expenses—Note 3(c)	42,488
Prospectus and shareholders’ reports	17,325
Custodian fees—Note 3(b)	10,692
Loan commitment fees—Note 2	2,134
Shareholder servicing costs—Note 3(b)	501
Miscellaneous	7,378
Total Expenses	1,510,124
Less—reduction in fees due to earnings credits—Note 3(b)	(16)
Net Expenses	1,510,108
Investment (Loss)—Net	(384,347)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,684,495)
Net unrealized appreciation (depreciation) on investments	(2,347,955)
Net Realized and Unrealized Gain (Loss) on Investments	(4,032,450)
Net (Decrease) in Net Assets Resulting from Operations	(4,416,797)

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment (loss)—net	(384,347)	(1,133,908)
Net realized gain (loss) on investments	(1,684,495)	15,805,224
Net unrealized appreciation (depreciation) on investments	(2,347,955)	974,346
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,416,797)	15,645,662
Dividends to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(4,600,212)	(9,027,789)
Service Shares	(11,204,730)	(20,490,561)
Total Dividends	(15,804,942)	(29,518,350)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,935,646	13,941,725
Service Shares	16,451,038	39,688,601
Dividends reinvested:
Initial Shares	4,600,212	9,027,789
Service Shares	11,204,730	20,490,561
Cost of shares redeemed:
Initial Shares	(7,216,387)	(18,993,051)
Service Shares	(15,066,791)	(21,132,366)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	11,908,448	43,023,259
Total Increase (Decrease) in Net Assets	(8,313,291)	29,150,571
Net Assets ($):
Beginning of Period	313,427,356	284,276,785
End of Period	305,114,065	313,427,356
Accumulated investment (loss)—net	(384,347)	-
Capital Share Transactions (Shares):
Initial Shares
Shares sold	118,283	786,590
Shares issued for dividends reinvested	279,308	524,566
Shares redeemed	(434,855)	(1,052,737)
Net Increase (Decrease) in Shares Outstanding	(37,264)	258,419
Service Shares
Shares sold	1,045,387	2,301,337
Shares issued for dividends reinvested	711,411	1,238,849
Shares redeemed	(945,408)	(1,253,793)
Net Increase (Decrease) in Shares Outstanding	811,390	2,286,393

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Initial Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.78	18.65	18.38	13.84	11.97	12.98
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.04)	(.01)	(.01)	.00[b]	(.03)
Net realized and unrealized gain (loss) on investments	(.25)	1.12	1.26	4.55	1.87	(.98)
Total from Investment Operations	(.26)	1.08	1.25	4.54	1.87	(1.01)
Distributions:
Dividends from net realized gain on investments	(.87)	(1.95)	(.98)	—	—	—
Net asset value, end of period	16.65	17.78	18.65	18.38	13.84	11.97
Total Return (%)	(1.43)[c]	6.16	6.82	32.80	15.62	(7.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.83	.83	.85	.83	.83
Ratio of net expenses to average net assets	.84[d]	.83	.83	.85	.83	.83
Ratio of net investment income (loss) to average net assets	(.08)[d]	(.22)	(.05)	(.05)	.03	(.25)
Portfolio Turnover Rate	14.85[c]	70.33	72.20	68.73	52.00	79.60
Net Assets, end of period ($ x 1,000)	89,679	96,422	96,320	96,786	79,353	74,929

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Service Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.06	18.01	17.82	13.45	11.66	12.68
Investment Operations:
Investment (loss)—net[a]	(.03)	(.08)	(.05)	(.04)	(.03)	(.06)
Net realized and unrealized gain (loss) on investments	(.24)	1.08	1.22	4.41	1.82	(.96)
Total from Investment Operations	(.27)	1.00	1.17	4.37	1.79	(1.02)
Distributions:
Dividends from net realized gain on investments	(.87)	(1.95)	(.98)	—	—	—
Net asset value, end of period	15.92	17.06	18.01	17.82	13.45	11.66
Total Return (%)	(1.55)[b]	5.92	6.58	32.49	15.35	(8.05)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.08	1.08	1.10	1.08	1.08
Ratio of net expenses to average net assets	1.09[c]	1.08	1.08	1.10	1.08	1.08
Ratio of net investment (loss) to average net assets	(.33)[c]	(.47)	(.30)	(.30)	(.22)	(.50)
Portfolio Turnover Rate	14.85[b]	70.33	72.20	68.73	52.00	79.60
Net Assets, end of period ($ x 1,000)	215,435	217,006	187,957	184,493	160,409	125,006

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

14

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	269,461,110	-		-	269,461,110
Equity Securities - Foreign Common Stocks†	23,110,611	8,609,207	††	-	31,719,818
Mutual Funds	36,183,910	-		-	36,183,910

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At December 31, 2015, $6,435,705 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of

16

security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $27,283 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	23,436,129	120,454,063	111,888,830	32,001,362	10.5
Dreyfus Institutional Preferred Plus Money Market Fund	12,475,861	31,796,182	40,089,495	4,182,548	1.4
Total	35,911,990	152,250,245	151,978,325	36,183,910	11.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $4,362,415 and long-term capital gains $25,155,935. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $261,225 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances

18

are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $386 for transfer agency services and $35 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $16.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $10,692 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $191,579, Distribution Plan fees $45,059, custodian fees $8,000, Chief Compliance Officer fees $4,812 and transfer agency fees $129.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $47,902,518 and $42,932,493, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $61,763,444, consisting of $69,299,159 gross unrealized appreciation and $7,535,715 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

19

NOTES

20

NOTES

21

For More Information

Dreyfus Investment Portfolios, Technology Growth Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0175SA0616

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)